Condensed Financial Statements of the Company (Details) - Schedule of condensed statements of financial position (Parentheticals) - Parent [Member] - $ / shares	Jun. 30, 2022	Jun. 30, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, authorized shares	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	90,472,014	90,472,014
Ordinary shares, shares outstanding	90,472,014	90,472,014
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001